Share Capital - Summary of DSU Activity (Details) - DSU	3 Months Ended
Sep. 30, 2024 Equityinstruments $ / shares
Disclosure of Number and Weighted Average Remaining Contractual Life of Outstanding Share Options [Line Items]
Number of stock units, beginning of period | Equityinstruments	1,991,004
Number of stock units, Granted | Equityinstruments	441,935
Number of stock units, end of period | Equityinstruments	2,432,939
Weighted average grant date fair value, beginning of period | $ / shares	$ 3.76
Weighted average grant date fair value, Granted | $ / shares	1.15
Weighted average grant date fair value, end of period | $ / shares	$ 3.28